Analysis Of Changes In Financing Activities During The Year (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of changes in financing during the year [Line Items]
Payment of lease liabilities	$ (1,400,882)	$ (1,561,380)	$ (1,651,010)
Debt securities [member]
Analysis of changes in financing during the year [Line Items]
Opening balance	6,218,055	20,211,858
New borrowings	3,438,370	7,080,746
Debt payments	(1,111,957)	(10,907,067)
Interests and adjustments accrued	2,497,843	5,343,426
Interests paid	(83,139)	(5,902,117)
Inflation effect on debt securities issued	(6,133,522)	(8,047,411)
Closing balance	$ 3,424,768	$ 6,218,055	$ 20,211,858